Income Taxes - Cash Tax Distributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes
Cash tax distributions	$ 41.0
Cash tax distributions, JEH to the Company	23.7
Cash tax distributions, JEH to Class B shareholders	$ 17.3